Summary of Significant Accounting Policies - Derivative liability (Details) - USD ($) $ in Thousands		1 Months Ended			2 Months Ended		4 Months Ended	12 Months Ended
	Jun. 12, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Feb. 28, 2021	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Embedded Derivative Liability
Conversion price						85.00%	80.00%
Percentage of shares issued to investors, conversion price equal			80.00%	80.00%
Unamortized debt discount			$ 118				$ 118	$ 55	$ 118
Loss on extinguishment of debt								$ (12,685)	$ (66)
2021 Convertible Notes.
Embedded Derivative Liability
Interest rate					8.00%
Number of shares issued upon conversion of debt								4,408,672
Gross proceeds from issuance					$ 30,000
Minimum gross proceeds from sale of preferred stock required for conversion					$ 100,000
Conversion Price As Percentage Of The Price Per Share Paid By The Other Investors	80.00%				80.00%
Additional consideration receivable in shares								1,000,000
Carrying value								$ 32,800
Embedded derivative liability								19,700
Accrued interest, current								200
Loss on extinguishment of debt								$ (900)
2021 Convertible Notes. | NHIC Sub Inc
Embedded Derivative Liability
Additional consideration receivable in shares	1,000,000	1,000,000